Note 21 - Stock-based Compensation - Fair Value of Each Option Grant Assumptions Used (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Risk free rate	4.90%	4.20%
Expected life in years (Year)	4 years 9 months	4 years 9 months
Expected volatility	42.30%	41.20%
Dividend yield	0.30%	0.30%
Weighted average fair value per option granted (in dollars per share)	$ 44.78	$ 38.22